Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of June 2011

Collection Period Start	1-Jun-11	Distribution Date	15-Jul-11
Collection Period End	30-Jun-11	30/360 Days	30
Beg. of Interest Period	15-Jun-11	Actual/360 Days	30
End of Interest Period	15-Jul-11

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,142.86	795,647,861.04	779,422,725.39	0.8729535
Total Securities		892,857,142.86	795,647,861.04	779,422,725.39	0.8729535
Class A-1 Notes	0.317300%	112,000,000.00	14,790,718.18	0.00	0.0000000
Class A-2 Notes	0.900000%	246,000,000.00	246,000,000.00	244,565,582.53	0.9941690
Class A-3 Notes	1.120000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-4 Notes	1.270000%	112,000,000.00	112,000,000.00	112,000,000.00	1.0000000
Certificates	0.000000%	142,857,142.86	142,857,142.86	142,857,142.86	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	14,790,718.18	3,910.91	132.0599838	0.0349188
Class A-2 Notes	1,434,417.47	184,500.00	5.8309653	0.7500000
Class A-3 Notes	0.00	261,333.33	0.0000000	0.9333333
Class A-4 Notes	0.00	118,533.33	0.0000000	1.0583333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	16,225,135.65	568,277.57

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				9,809,644.66
Monthly Interest				4,297,695.01
Total Monthly Payments				14,107,339.67

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				321,848.62
Aggregate Sales Proceeds Advance				596,031.74
Total Advances				917,880.36

Vehicle Disposition Proceeds:
Reallocation Payments				892,405.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				5,002,238.65
Excess Wear and Tear and Excess Mileage				1,969.69
Remaining Payoffs				0.00
Net Insurance Proceeds				411,199.75
Residual Value Surplus				3,750.11
Total Collections				21,336,783.23

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	365,204.00			19
Involuntary Repossession	240,161.00			12
Voluntary Repossession	257,328.00			12
Bankruptcy	29,712.00			1
Insurance Payoff		406,536.93		20
Customer Payoff			29,752.53	1
Grounding Dealer Payoff			3,579,082.94	144
Dealer Purchase			1,338,627.20	53
Total	892,405.00	406,536.93	4,947,462.67	262

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of June 2011

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	38,223	854,347,888.99	6.00000%	795,647,861.04
Total Depreciation Received		(10,842,456.46)		(9,888,714.76)
Principal Amount of Gross Losses	(50)	(1,150,107.21)		(1,078,117.86)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(4)	(93,303.62)		(85,565.49)
Scheduled Terminations	(227)	(5,517,702.39)		(5,172,737.54)
Pool Balance - End of Period	37,942	836,744,319.31	6.00000%	779,422,725.39

Remaining Pool Balance
Lease Payment				268,425,763.59
Residual Value				510,996,961.80
Total				779,422,725.39

III. DISTRIBUTIONS

Total Collections					21,336,783.23
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					21,336,783.23

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					329,693.35
3. Reimbursement of Sales Proceeds Advance					286,974.76
4. Servicing Fee:
Servicing Fee Due					663,039.88
Servicing Fee Paid					663,039.88
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,279,707.99

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					3,910.91

Class A-1 Notes Monthly Interest Paid					3,910.91
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					184,500.00

Class A-2 Notes Monthly Interest Paid					184,500.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					261,333.33

Class A-3 Notes Monthly Interest Paid					261,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of June 2011

Class A-4 Monthly Interest
Class A-4 Notes Interest CarryAover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	118,533.33

Class A-4 Notes Monthly Interest Paid	118,533.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	568,277.57
Total Note and Certificate Monthly Interest Paid	568,277.57
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	19,488,797.67

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	16,225,135.65

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	16,225,135.65
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,263,662.02

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of June 2011

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,285.71
Required Reserve Account Amount		13,392,857.14
Beginning Reserve Account Balance		13,392,857.14
Additional Cash Infusion		0.00
Reinvestment Income for the Period
Reserve Fund Available for Distribution		13,392,857.14
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,263,662.02
Gross Reserve Account Balance		16,656,519.16
Remaining Available Collections Released to Seller		3,263,662.02
Total Ending Reserve Account Balance		13,392,857.14

V. POOL STATISTICS

Weighted Average Remaining Maturity		21.09
Monthly Prepayment Speed		71%
Lifetime Prepayment Speed		54%

	$	units
Recoveries of Defaulted and Casualty Receivables	953,670.14
Securitization Value of Defaulted Receivables and Casualty Receivables	1,078,117.86	50
Aggregate Defaulted and Casualty Gain (Loss)	(124,447.72)
Pool Balance at Beginning of Collection Period	795,647,861.04
Net Loss Ratio	-0.0156%

Cumulative Net Losses for all Periods	0.1046%	934,009.50

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,017,176.52	142
61-90 Days Delinquent	740,537.73	35
91-120+ Days Delinquent	131,985.65	6
Total Delinquent Receivables:	3,889,699.90	183
60+ Days Delinquencies as Percentage of Receivables	0.11%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	365,204.00	19
Securitization Value	412,489.18
Aggregate Residual Gain (Loss)	(47,285.18)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	2,395,345.06	114
Cumulative Securitization Value	2,598,824.13
Cumulative Residual Gain (Loss)	(203,479.07)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		538,014.65
Reimbursement of Outstanding Advance		286,974.76
Additional Advances for current period		596,031.74
Ending Balance of Residual Advance		847,071.63

Beginning Balance of Payment Advance		756,393.13
Reimbursement of Outstanding Payment Advance		329,693.35
Additional Payment Advances for current period		321,848.62
Ending Balance of Payment Advance		748,548.40

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of June 2011

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No